SUBSEQUENT EVENTS (UNAUDITED)	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS (UNAUDITED)
SUBSEQUENT EVENTS (UNAUDITED)	16. SUBSEQUENT EVENTS (UNAUDITED) On March 2, 2022, the Company issued 3,643,644 shares of common stock under the terms of the Purchase Agreement to Tumim for proceeds of $27.4 million.